Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 128,460	$ 107,398	$ 105,240
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	88,556	64,503	76,081
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	964	639	1,080
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	9,936	12,362	11,983
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	19,383	23,208	8,973
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 9,621	$ 6,686	$ 7,123